AQR Large Cap Momentum Style Fund Expense Example - AQR Large Cap Momentum Style Fund	Sep. 30, 2025 USD ($)
I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 42
Expense Example, with Redemption, 3 Years	136
Expense Example, with Redemption, 5 Years	239
Expense Example, with Redemption, 10 Years	540
N
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	67
Expense Example, with Redemption, 3 Years	216
Expense Example, with Redemption, 5 Years	377
Expense Example, with Redemption, 10 Years	845
R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	32
Expense Example, with Redemption, 3 Years	104
Expense Example, with Redemption, 5 Years	183
Expense Example, with Redemption, 10 Years	$ 416